TAXES ON INCOME (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
TAXES ON INCOME [Abstract]
Allowances and provisions	$ 142		$ 195
Net operating loss carry forward	8,116	[1]	7,778	[1]
Deferred tax assets, gross	8,258		7,973
Valuation allowance	(8,168)	[2]	(7,838)	[2]
Deferred tax assets, net	90		135
Liabilities in respect of intangible assets	(90)		(135)
Net deferred tax assets (liability)

[1]	See Note 15b.
[2]	In 2012, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating losses and current uncertainty about the ability to realize these deferred tax assets in the future.